As filed with the Securities and Exchange Commission on May 31, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedules of Investments.
Capital Advisors Growth Fund
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 83.11%

	Asset Management - 2.39%
2,890	BlackRock, Inc.	$984,247

	Auto Manufacturers - Major - 2.21%
29,000	General Motors Co.	911,470

	Biotechnology - 6.53%
8,000	Amgen, Inc.	1,199,440
2,800	Biogen, Inc.*	728,896
8,300	Gilead Sciences, Inc.	762,438
		2,690,774

	Business Services - 4.96%
640	The Priceline Group, Inc.*	824,934
15,960	Visa, Inc. - Class A	1,220,621
		2,045,555

	Business Software & Services - 2.16%
14,200	Cognizant Technology Solutions Corp. - Class A*	890,340

	Catalog & Mail Order Houses - 2.74%
1,900	Amazon.com, Inc.*	1,127,916

	Conglomerates - 2.56%
33,200	General Electric Co.	1,055,428

	Credit Services - 2.89%
41,500	Synchrony Financial*	1,189,390

	Drug Manufacturers - 6.65%
12,100	Bristol-Myers Squibb Co.	772,948
7,400	Johnson & Johnson	800,680
22,050	Merck & Co., Inc.	1,166,666
		2,740,294

	Electronics Wholesale - 2.64%
16,880	Arrow Electronics, Inc.*	1,087,241

	Health Care Plans - 2.30%
13,800	Express Scripts Holding Co.*	947,922

	Independent Oil & Gas - 7.22%
70,200	Continental Resources, Inc.*	2,131,272
25,400	Newfield Exploration Co.*	844,550
		2,975,822

	Internet Information Providers - 3.99%
1,090	Alphabet, Inc. - Class A*	831,561
1,092	Alphabet, Inc. - Class C*	813,485
		1,645,046

	Medical Appliances & Equipment - 2.01%
20,800	Agilent Technologies, Inc.	828,880

	Medical Laboratories & Research - 2.73%
9,600	Laboratory Corp. of America Holdings*	1,124,448

	Money Center Banks - 2.22%
18,900	Wells Fargo & Co.	914,004

	Personal Computers - 4.68%
17,700	Apple, Inc.	1,929,123

	Personal Products - 8.67%
26,500	The Procter & Gamble Co.	2,181,215
30,800	Unilever PLC - ADR	1,391,544
		3,572,759

	Processed & Packaged Goods - 3.08%
12,400	PepsiCo, Inc.	1,270,752

	Railroads - 1.98%
31,700	CSX Corp.	816,275

	Real Estate Development - 5.93%
70,200	Brookfield Asset Manangement, Inc. - Class A#	2,442,258

	Specialty Retail, Other - 2.57%
13,400	Alibaba Group Holding Ltd. - ADR*	1,059,002

	Total Common Stocks (Cost $26,405,089)	34,248,946

	SHORT-TERM INVESTMENTS - 16.95%
6,983,298	Fidelity Institutional Money Market Government Portfolio, Class I, 0.23%† (Cost $6,983,298)	6,983,298
	Total Investments in Securities (Cost $33,388,387) - 100.06%	41,232,244
	Liabilities in Excess of Other Assets - (0.06)%	(23,735)
	Net Assets - 100.00%	$41,208,509

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day annualized yield as of March 31, 2016.
	ADR - American Depository Receipt

Capital Advisors Growth Fund
Notes to Schedule of Investments
March 31, 2016 (Unaudited)

Note 1 – Securities Valuation

The Capital Advisors Growth Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2016:

Capital Advisors Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$2,975,822	$-	$-	$2,975,822
Conglomerates	1,055,428	-	-	1,055,428
Consumer Goods	5,754,981	-	-	5,754,981
Financial	6,750,520	-	-	6,750,520
Healthcare	8,332,318	-	-	8,332,318
Services	4,915,368	-	-	4,915,368
Technology	4,464,509	-	-	4,464,509
Total Common Stocks	34,248,946	-	-	34,248,946
Short-Term Investments	6,983,298	-	-	6,983,298
Total Investments in Securities	$41,232,244	$-	$-	$41,232,244

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at March 31, 2016, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Fund during the period ended March 31, 2016.

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Capital Advisors Growth Fund

Cost of investments	$33,388,387

Gross unrealized appreciation	$8,468,067
Gross unrealized depreciation	(624,210)
Net unrealized appreciation	$7,843,857

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date 5/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date 5/23/2016

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date 5/23/2016

* Print the name and title of each signing officer under his or her signature.